Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2017
Trade and other payables [abstract]
Schedule of trade and other payables

	December 31, 2017	December 31, 2016
	$M	$M
Non-current Liabilities
Accruals	1.5	—
Derivative financial instruments	0.4	0.6
	1.9	0.6
Current Liabilities
Trade payables	28.4	24.0
Other taxation and social security	1.3	1.3
Accruals	29.7	20.4
Interest payable	0.4	0.2
Derivative financial instruments	1.5	5.2
	61.3	51.1